Loans Payable	12 Months Ended
Apr. 30, 2022
Disclosure Of Loans And Advances And Deposits [Abstract]
Loans Payable
11.	Loans payable

On June 10, 2020, the Company repaid secured bonds, due June 17, 2020, in the aggregate principal amount of $3,000 (the “Bonds”) less structuring and finder’s fees of $60 cash and $171 attributed to finders warrants, totaling $231, plus outstanding interest calculated at 8% per annum, for a total payment of $3,234

	Principal	Interest	Discount	Total
Balance, April 30, 2020	2,999	212	(15)	3,196
Discount	—	—	15	15
Loan repayment	(2,999)	—	—	(2,999)
Interest paid on bond	—	(235)	—	(235)
Interest accrual	—	23	—	23
Balance, April 30, 2021 and April 30, 2022	$—	$—	$—	$—

The Company’s financing costs for the year ended April 30, 2022, 2021, and 2020 as reported on its Consolidated Statement of Operations and Comprehensive Loss can be summarized as follows:

For the year ended April 30,	2022	2021	2020
Unwinding of discount on rehabilitation and closure accretion (note 12)	$160	$85	$72
Discount unwinding on debt repaid (note 11)	—	15	115
Lease accretion Starcore (note 10)	16	20	23
Interest on diesel equipment lease	—	—	3
Interest expense on debt (note 11)	—	23	349
Bank fees	9	11	—
Interest revenue	(4)	(6)	(8)
	$181	$148	$554